Long-term Borrowings, current and non-current - Maturities of long-term borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of the long-term borrowings
2022	$ 10
2023	13
2024	13
2025	4
2026	589
Thereafter	137
Total long-term borrowings	$ 766	$ 205